Note 2 – Correction of Previously Issued Financial Statements	3 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Error Correction [Text Block]

Note 2 – CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In the course of preparing its financial statements for the three months ended March 31, 2023, the Company identified errors in the financial statements for the year ended December 31, 2022. The errors pertain to the overstatement of revenue and the understatements in property and equipment, net, accounts payable and accrued expenses – related parties, and general and administrative expenses for the year ended December 31, 2022.

The Company assessed the materiality of these misstatements on prior periods’ financial statements in accordance with SEC Staff Accounting Bulletin (“SAB”) No. 99, Materiality, codified in ASC 250 (“ASC 250”), Presentation of Financial Statements, and concluded that these misstatements were not material to any prior annual or interim periods. Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), the Financial Statements as of December 31, 2022, and the year then ended, which are presented herein, have been revised. The following are selected line items from the Company's balance sheet, statement of operations and statements of cash flow for the affected period illustrating the effect of these corrections:

Balance Sheet	As of December 31, 2022
	As Reported	Adjustment	As Revised

Property and equipment, net	$68,378	$19,642	$88,020
Total noncurrent assets	1,529,052	19,642	1,548,694
Total assets	1,737,596	19,642	1,757,238

Accounts payable and accrued expenses	302,266	32,391	334,657
Accounts payable and accrued expenses - related parties	203,484	124,891	328,375
Total current liabilities	1,737,933	157,282	1,895,215
Total liabilities	2,938,580	157,282	3,095,862

Accumulated deficit	(6,954,467)	(137,640)	(7,092,107)
Total stockholders' deficit	$(1,200,984)	$(137,640)	$(1,338,624)

Statement of Operations	For the year ended December 31, 2022
	As Reported	Adjustment	As Revised

Revenue	$270,627	$(72,183)	$198,444
Gross loss	(303,143)	(72,183)	(375,326)
General and administrative	692,937	35,796	728,733
Loss from operations	(1,559,845)	(107,979)	(1,667,824)
Net loss	(1,582,549)	(137,640)	(1,720,189)
Loss per share - basic and diluted	$(0.08)	(0.01)	$(0.09)

Statement of Cash Flows	For the year ended December 31, 2022
	As Reported	Adjustment	As Revised

Cash Flows from Operating Activities:
Net loss	$(1,582,549)	(137,640)	$(1,720,189)
Depreciation	4,188	4,741	8,929
Accounts payable and accrued expenses	19,917	32,391	52,308
Accounts payable and accrued expenses - related parties	(13,085)	100,508	87,423
Net cash used in operating activities	(1,463,814)	-	(1,463,814)

Supplemental disclosure of non-cash investing and financing activities:
Expenses paid on behalf of the Company by related party	$-	24,383	$24,383